Related Party Transactions (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 01, 2018 m²
Related Party Transactions [Line Items]
Operating lease expenses	$ 69,551	$ 69,343	$ 69,819
Lease term				10 years
Right of use for office and warehouse (in Square Meters) | m²				3,627
Related Party [Member]
Related Party Transactions [Line Items]
Due from related parties, gross	15,845,588
Due to related parties	13,772,219
Due from related parties	$ 2,073,369	$ 417,563